Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	$ 628,974	$ 685,658
Ending balance	613,386	628,974
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,049,817	1,104,739
Acquisitions through business combination	7,087	9,920
Additions/Adjustment	6,920	9,412
Disposals	(4,178)	(2,537)
Effect of movements in foreign exchange rates	(10,867)	(71,717)
Ending balance	1,048,779	1,049,817
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(420,843)	(419,081)
Amortization for the year	19,809	21,150
Impairment for the year	22	150
Disposals	3,196	2,533
Effect of movements in foreign exchange rates	(2,085)	(17,005)
Ending balance	(435,393)	(420,843)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	561,503	601,151
Ending balance	559,885	561,503
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	833,663	880,323
Acquisitions through business combination	6,328	8,558
Effect of movements in foreign exchange rates	(7,946)	(55,218)
Ending balance	832,045	833,663
Goodwill [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(272,160)	(279,172)
Effect of movements in foreign exchange rates		(7,012)
Ending balance	(272,160)	(272,160)
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,801	4,321
Ending balance	1,996	2,801
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	9,843	10,581
Effect of movements in foreign exchange rates	(122)	(738)
Ending balance	9,721	9,843
Customer Relationship [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(7,042)	(6,260)
Amortization for the year	771	1,202
Effect of movements in foreign exchange rates	(88)	(420)
Ending balance	(7,725)	(7,042)
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	159	237
Ending balance	100	159
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	869	901
Effect of movements in foreign exchange rates	(8)	(32)
Ending balance	861	869
Non-Compete [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(710)	(664)
Amortization for the year	58	60
Effect of movements in foreign exchange rates	(7)	(14)
Ending balance	(761)	(710)
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	18,480	18,163
Ending balance	17,850	18,480
Technology Related Development Cost [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	72,027	70,359
Acquisitions through business combination	499	1,052
Additions/Adjustment	6,769	7,654
Disposals	(4,177)	(1,868)
Effect of movements in foreign exchange rates	(928)	(5,170)
Ending balance	74,190	72,027
Technology Related Development Cost [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(53,547)	(52,196)
Amortization for the year	6,660	6,864
Disposals	3,195	1,868
Effect of movements in foreign exchange rates	(672)	(3,645)
Ending balance	(56,340)	(53,547)
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	43,137	58,847
Ending balance	31,691	43,137
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	123,030	132,473
Acquisitions through business combination	248	304
Effect of movements in foreign exchange rates	(1,589)	(9,747)
Ending balance	121,689	123,030
Brand /Trade Mark [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(79,893)	(73,626)
Amortization for the year	11,159	11,559
Effect of movements in foreign exchange rates	(1,054)	(5,292)
Ending balance	(89,998)	(79,893)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	493	422
Ending balance	692	493
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,336	5,069
Acquisitions through business combination	12	6
Additions/Adjustment	369	274
Disposals	(1)	(669)
Effect of movements in foreign exchange rates	(51)	(344)
Ending balance	4,665	4,336
Software [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,843)	(4,647)
Amortization for the year	188	179
Disposals	1	665
Effect of movements in foreign exchange rates	(57)	(318)
Ending balance	(3,973)	(3,843)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	521	638
Ending balance	615	521
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,799	661
Additions/Adjustment	1,087	1,183
Effect of movements in foreign exchange rates	(45)	(45)
Ending balance	2,841	1,799
Other [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,278)	(23)
Amortization for the year	973	1,286
Effect of movements in foreign exchange rates	(25)	(31)
Ending balance	(2,226)	(1,278)
Intangible Assets Under Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,880	1,879
Ending balance	557	1,880
Intangible Assets Under Development [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,250	4,372
Additions/Adjustment	(1,305)	301
Effect of movements in foreign exchange rates	(178)	(423)
Ending balance	2,767	4,250
Intangible Assets Under Development [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,370)	(2,493)
Impairment for the year	22	150
Effect of movements in foreign exchange rates	(182)	(273)
Ending balance	$ (2,210)	$ (2,370)